EQUITY METHOD INVESTMENTS (Details) (USD $)	3 Months Ended		1 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jan. 31, 2013 Orion Tankers Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Jan. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]	Mar. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member]
Equity Method Investment, Additional Information [Abstract]
Ownership percentage (in hundredths)			50.00%	7.90%	6.30%
Bookv value of ownership interest sold			$ 241,000
Total paid for shares acquired in private placement	5,509,000	250,000			6,000,000
Shares acquired in private placement					1,143,000
Number of shares issued by equity method investee in transaction					59,000,000
Subscription price of ordinary shares issued (in dollars per share)					$ 5.25
Gain on dilution of ownership						$ 5,200,000